Note 27 - Financial Instruments - Non-hedge Derivative Instrument Outstanding (Details) - Floating interest rate [member]	Dec. 31, 2021
Gold forward contracts [member]
Statement Line Items [Line Items]
Forward contracts	16,410
Copper forward contracts [member]
Statement Line Items [Line Items]
Forward contracts	1,748,000